Property and Equipment, Net (Details) - Schedule of property and equipment, net - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, net	$ 40,949	$ 65,073
Less: Accumulated depreciation	(381,461)	(388,447)
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net	138,498	137,046
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net	242,179	239,641
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net	27,503	27,215
Building [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net	$ 14,230	$ 49,618